Stock and Incentive Programs - Summary of Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Shares Under Option
Outstanding at beginning of period | shares	299
Outstanding at end of period | shares	299
Vested and expected to vest at end of period | shares	299
Exercisable at end of period | shares	299
Weighted Average Exercise Price
Outstanding at beginning of period | $ / shares	$ 25.32
Outstanding at end of period | $ / shares	25.32
Vested and expected to vest at end of period | $ / shares	25.32
Exercisable at end of period | $ / shares	$ 25.32
Weighted Average Remaining Contractual Term (years)
Outstanding	3 years 3 months 26 days
Vested and expected to vest at end of period	3 years 3 months 26 days
Exercisable at end of period	3 years 3 months 26 days
Aggregate Intrinsic Value
Outstanding at end of period | $	$ 2
Vested and expected to vest at end of period | $	2
Exercisable at end of period | $	$ 2